Commitments And Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 24, 2022	Mar. 31, 2023	Dec. 31, 2022
Per Unit Amount Of Marketing Fees May Be Paid At Sole Discretion Of Entity To Third Party Advisors Not Participated In IPO That Assist In Consummate Business Combination	0.105%
Value Of Markeing Fees May Be Paid At Sole Discretion Of Entity To Third Party Advisors Not Participated In IPO That Assist In Consummate Business Combination	$ 3.3
Business Combination Marketing Agreement [Member] | Oppenheimer Co [Member]
Percentage of gross proceeds of the Initial Public Offering during Business combination	3.50%
Business Combination, Consideration Transferred	$ 11.1
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Over allotment option period		45 days	45 days
Stock Issued During Period Shares		4,125,000	4,125,000
IPO [Member] | Underwriting Agreement [Member]
Underwriting discount paid per unit		$ 0.2	$ 0.2
Deferred Underwriting Commissions Non-current		$ 6.3	$ 6.3
Underwriting Expense Paid		$ 2.3	$ 2.3